Provisions and Other Liabilities - Provisions for pensions and other post-employment benefits (Details) - EUR (€) € in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
UK | Actuarial assumption of discount rates
Disclosure of net defined benefit liability (asset) [Line Items]
Actuarial assumption, increase (decrease) in rate	(0.50%)
UK | Actuarial assumption of expected rates of inflation
Disclosure of net defined benefit liability (asset) [Line Items]
Actuarial assumption, increase (decrease) in rate	(0.05%)	0.05%
United States | Actuarial assumption of discount rates
Disclosure of net defined benefit liability (asset) [Line Items]
Actuarial assumption, increase (decrease) in rate	(0.50%)
Maximum | Actuarial assumption of discount rates
Disclosure of net defined benefit liability (asset) [Line Items]
Actuarial assumption, increase (decrease) in rate		(1.00%)
Minimum | Actuarial assumption of discount rates
Disclosure of net defined benefit liability (asset) [Line Items]
Actuarial assumption, increase (decrease) in rate		(0.65%)
Pensions and other post-employment benefits
Disclosure of net defined benefit liability (asset) [Line Items]
Actuarial gains/(losses) on benefit obligations	€ (454)	€ (1,190)	€ (1,301)
Pensions and other post-employment benefits | Plan assets
Disclosure of net defined benefit liability (asset) [Line Items]
Actuarial gains/(losses) on plan assets	€ 308	€ 655	€ 926